Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Gains/(losses) on cash flow hedges, related tax	$ (14)	$ 11	$ 0
Exchange gains/(losses) on retranslation of foreign operations, related tax	2	2	4
Gains/(losses) on equity instruments classified as fair value through other comprehensive income, related tax	$ 0	$ 0	$ 1